Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value through profit or loss
23.	Financial liabilities designated at fair value through profit or loss

(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2022 and 2023 are as follows:

	2022		2023	Reason for designation
Equity-linked securities sold	~~W~~	5,437,434	5,610,256	Compound financial instrument
Securities sold with embedded derivatives		2,882,607	1,931,639
Debt securities issued		47,327	254,832	Fair value measurement and management

	~~W~~	8,367,368	7,796,727

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to
~~W~~
7,796,727 million as of December 31, 2023. Increase in values of the liability due to credit risk changes is
~~W~~
4,011 million for the year ended December 31, 2023 and the accumulated changes in values are
~~W~~
(-)5,278 million as of December 31, 2023.

(b)
The difference between the carrying amount of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2022 and 2023 are as follows:

	2022		2023
Expiration payment	~~W~~	7,733,506	7,519,962
Carrying amount		8,367,368	7,796,727

Difference from carrying amount	~~W~~	(633,862)	(276,765)